CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - $ / shares	Sep. 11, 2018	Dec. 31, 2019	Dec. 31, 2018
Share price (in dollars per share)	$ 10.00
Number of warrants sold	6,666,666
Warrants sold, price per warrant	$ 1.50
Shares subject to possible redemption, issued		38,543,998	38,398,161
Redemption value per share		$ 10	$ 10
Class A Ordinary Shares
Shares subject to possible redemption, issued		38,543,998	38,398,161
Redemption value per share			$ 10.00